Commitments for expenditure (Tables)	12 Months Ended
Dec. 31, 2018
Commitments for expenditure
Schedule of purchase commitments

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Commitments for the facility construction	333,211	484,468	239,759
Commitments for the acquisition of property, plant and equipment	1,209,335	476,132	800,597
Commitments for the acquisition of intangible assets	5,732	5,596	5,491
	1,548,278	966,196	1,045,847

Summary of future minimum lease payments under non-cancellable operating leases

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Within one year	121,588	91,181	23,483
Later than one year but not later than five years	230,952	203,684	45,989
	352,540	294,865	69,472